EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF STOCK WARRANTS OUTSTANDING TO PURCHASE COMMON STOCK

As of June 30, 2021, the Company had the following outstanding warrants to purchase common stock :

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

Medigus Warrant	December 30, 2019	December 30, 2022	(*)	298,722
Warrant B	March 3, 2020	September 3, 2021	8.037	217,727
Warrant A	May 18, 2020	November 18, 2021	5.355	192,220
Warrant B	May 18, 2020	May 18, 2022	8.037	459,137
Warrant B	June 23, 2020	December 23, 2021	8.037	87,497
Warrant March 2021	March 29, 2021	March 31, 2026	10.350	2,469,156
				3,724,459

(*)	If ScoutCam achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 298,722 shares of the Company’s common stock, which represents 10% of the Company’s issued and outstanding share capital as of the Exchange Agreement.

As of December 31, 2020, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)		Number of Shares of common stock Underlying Warrants

Warrant Medigus	December 30, 2019	December 30, 2022	(*	)	298,722
Warrant B	December 30, 2019	June 30, 2021	8.037		758,527
Warrant A	March 3, 2020	March 3, 2021	5.355		108,880
Warrant B	March 3, 2020	September 3, 2021	8.037		217,727
Warrant A	May 18, 2020	November 18, 2021	5.355		229,569
Warrant B	May 18 2020	May 18, 2022	8.037		459,137
Warrant A	June 23, 2020	June 23, 2021	5.355		43,749
Warrant B	June 23,2020	December 23, 2021	8.037		87,497
					2,203,808

(*)	If ScoutCam. achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 298,722 shares of the Company’s common stock, which represents 10% of the Company’s issued and outstanding share capital as of the Exchange Agreement.

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table summarizes stock option activity for the six months ended June 30, 2021:

	For the Six months ended June 30, 2021
	Amount of options	Weighted average exercise price
		$
Outstanding at beginning of period	737,049	2.61
Granted	567,687	4.09
Cancelled	(87,934)	2.61
Outstanding at end of period	1,216,802	3.30

Vested at end of period	349,095	2.61

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - December 31, 2019	-	-	-
Granted	737,049	2.61
Outstanding - December 31, 2020	737,049	2.61	6.23	2,446

Options Exercisable - December 31, 2020	215,742	2.61	6.12	718

SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each option was estimated as of the date of grant or reporting period using the Black-Scholes option-pricing model, using the following assumptions:

Six months ended June 30, 2021
Underlying value of ordinary shares ($)	7.65-10.35
Exercise price ($)	2.61-7.20
Expected volatility (%)	45.80%-47.44%
Term of the options (years)	7
Risk-free interest rate	0.78%-1.33%

Year ended December 31, 2020
Underlying value of ordinary shares ($)	4.014-7.200
Exercise price ($)	2.61-3.15
Expected volatility (%)	43.35%-45.00%
Term of the options (years)	7
Risk-free interest rate (%)	0.54%-1.55%

SCHEDULE OF TOTAL SHARE-BASED PAYMENT EXPENSES

The following table sets forth the total share-based payment expenses resulting from options granted, included in the statements of operation:

Six months ended June 30, 2021
USD in thousands

Cost of revenues	9
Research and development	165
Sales and marketing	11
General and administrative	450
Total expenses	635